Provisions	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Provisions
14.
Provisions

Changes in provisions for the years ended December 31, 2024 and 2025 are as follows:

(i)
2024

(In millions of won)	Litigation		Warranties (*)	Others	Total
At January 1, 2024	~~W~~	1,806	173,795	5,880	181,481
Additions		5,673	113,689	27,840	147,202
Usage		—	(134,801)	(27,723)	(162,524)
At December 31, 2024	~~W~~	7,479	152,683	5,997	166,159
Current	~~W~~	7,479	91,775	5,997	105,251
Non-current	~~W~~	—	60,908	—	60,908

(*) The Group provides warranty on defective products for warranty periods after sales. The provision is calculated based on the assumption of expected number of warranty claims and costs per claim considering historical experience.

14.
Provisions, Continued
(ii)
2025

(In millions of won)	Litigation		Warranties (*)	Others	Total
At January 1, 2025	~~W~~	7,479	152,683	5,997	166,159
Additions		8,844	71,255	13,349	93,448
Usage		(14,777)	(87,629)	(15,566)	(117,972)
At December 31, 2025	~~W~~	1,546	136,309	3,780	141,635
Current	~~W~~	1,546	80,964	3,780	86,290
Non-current	~~W~~	—	55,345	—	55,345

(*) The Group provides warranty on defective products for warranty periods after sales. The provision is calculated based on the assumption of expected number of warranty claims and costs per claim considering historical experience.